GOODWILL	12 Months Ended
Dec. 31, 2014
GOODWILL. [Abstract]
GOODWILL
13.	GOODWILL

The Company tested goodwill for impairment at the reporting unit level, which is the same as reportable segment. Goodwill is only associated with "Renren" reporting unit. The changes in carrying amounts of goodwill for the years ended December 31, 2013 and 2014 were as follows:

		As of December 31,
	Note	2013	2014

Gross amount:
Beginning balance		$60,298	$62,032
Disposal	(4.3)	-	(61,141)
Exchange difference		1,734	(891)
Ending balance		62,032	-
Accumulated impairment loss:
Beginning balance		(625)	(625)
Charge for the year		-	(46,864)
Disposal	(4.3)	-	47,489
Ending balance		(625)	-
Goodwill, net		$61,407	$-

In view of the declining performance of Renren reporting unit and the reallocating of resources to new business areas, the Company performed an interim impairment test on September 30, 2014 and wrote down its carrying amount to $13,700 and recognized an impairment loss of $46,864 for the year ended December 31, 2014. The fair value at this interim test was determined based on the discounted cashflow ("DCF") method of the income approach applying assumptions including terminal growth rate of 3%, discount rate of 19%, annual risk free rate of 4%.

As stated in Note 4.3, on December 1, 2014, the Company completed the disposition of Qianjun Technology, which is also included in Renren reporting unit. The amount of goodwill allocated to the business disposed of was determined based on the relative fair value of disposed business and the remained portion in Renren reporting unit, which is close to the remaining carrying amount of goodwill of $13,652.